T. ROWE PRICE GLOBAL CONSUMER FUND

September 30, 2019 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
ARGENTINA 0.7%
Common Stocks 0.7%
MercadoLibre (USD) (1)	276	152
Total Argentina (Cost $141)		152

BRAZIL 0.5%
Common Stocks 0.5%
Magazine Luiza	12,200	108
Total Brazil (Cost $109)		108

CANADA 0.9%
Common Stocks 0.9%
Canada Goose Holdings (USD) (1)	1,587	70
Dollarama	3,300	118
Total Canada (Cost $169)		188

CHINA 6.8%
Common Stocks 5.8%
Alibaba Group Holding, ADR (USD) (1)	4,139	692
China Resources Beer Holdings (HKD)	20,000	106
Ctrip. com International, ADR (USD) (1)	2,780	81
Huazhu Group, ADR (USD)	3,200	106
Tencent Holdings (HKD)	6,700	280
		1,265
Common Stocks - China A Shares 1.0%
Kweichow Moutai, A Shares (CNH)	1,400	226
		226
Total China (Cost $1,287)		1,491

DENMARK 0.7%
Common Stocks 0.7%
Carlsberg, Class B	1,100	163

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL CONSUMER FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Total Denmark (Cost $165)		163

FRANCE 1.8%
Common Stocks 1.8%
EssilorLuxottica	1,400	202
LVMH Moet Hennessy Louis Vuitton	500	198
Total France (Cost $390)		400

GERMANY 2.1%
Common Stocks 2.1%
Beiersdorf	1,595	188
HUGO BOSS	1,700	91
Zalando (1)	3,700	169
Total Germany (Cost $376)		448

HONG KONG 1.2%
Common Stocks 1.2%
Galaxy Entertainment Group	41,000	254
Total Hong Kong (Cost $284)		254

INDIA 0.7%
Common Stocks 0.7%
Britannia Industries	3,658	152
		152
Corporate Bonds 0.0%
Britannia Industries, 8.00%, 8/28/22	109,740	2
		2
Total India (Cost $150)		154

ITALY 0.6%
Common Stocks 0.6%
Ferrari (USD)	900	139
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL CONSUMER FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Total Italy (Cost $118)		139

JAPAN 5.4%
Common Stocks 5.4%
Nitori Holdings	1,100	161
Pan Pacific International Holdings	12,400	208
Recruit Holdings	4,700	143
Shiseido	2,800	225
Sony	4,900	290
Welcia Holdings (2)	3,000	152
Total Japan (Cost $980)		1,179

NETHERLANDS 4.0%
Common Stocks 4.0%
GrandVision	8,100	242
Heineken	1,500	162
Unilever	7,954	478
Total Netherlands (Cost $775)		882

PORTUGAL 0.5%
Common Stocks 0.5%
Jeronimo Martins	6,400	108
Total Portugal (Cost $93)		108

SOUTH AFRICA 0.5%
Common Stocks 0.5%
Naspers, N Shares	700	106
Total South Africa (Cost $123)		106

SWEDEN 1.4%
Common Stocks 1.4%
Essity, B Shares	10,606	309
Total Sweden (Cost $272)		309
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL CONSUMER FUND

	Shares/Par	$ Value
(Cost and value in $000s)

SWITZERLAND 5.3%

Common Stocks 5.3%
Cie Financiere Richemont	2,300	169
Nestle	9,100	987
Total Switzerland (Cost $894)		1,156

UNITED KINGDOM 5.9%

Common Stocks 5.7%
ASOS (1)(2)	6,937	211
British American Tobacco	3,825	141
Burberry Group	9,181	245
Diageo	9,888	404
Farfetch, Class A (USD) (1)	4,952	43
J2 Acquisition, Warrants, 10/10/20 (USD)	5,200	2
Nomad Foods (USD) (1)	9,829	201
		1,247
Convertible Preferred Stocks 0.2%
Roofoods, Series G, Acquisition Date: 5/16/19, Cost $39 (USD)
(1)(3)(4)	92	39
		39
Total United Kingdom (Cost $1,155)		1,286

UNITED STATES 58.1%

Common Stocks 57.8%
Allbirds, Acquisition Date: 10/10/18 - 12/21/18, Cost $11
(1)(3)(4)	192	11
Altria Group	2,900	119
Amazon. com (1)	1,216	2,111
Booking Holdings (1)	78	153
Burlington Stores (1)	800	160
Casey's General Stores	608	98
Conagra Brands	3,726	114
Conyers Park II Acquisition (1)	4,151	44

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL CONSUMER FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Dollar General	2,209	351
Dollar Tree (1)	1,400	160
Edgewell Personal Care (1)	7,200	234
Facebook, Class A (1)	791	141
Fortune Brands Home & Security	2,110	115
Home Depot	1,367	317
Hostess Brands (1)	7,400	103
Keurig Dr Pepper	3,089	84
Kimberly-Clark	3,544	503
Kroger	4,260	110
Lowe's	3,220	354
Lululemon Athletica (1)	600	115
Marriott International, Class A	2,845	354
McDonald's	4,150	891
MGM Resorts International	8,720	242
Mondelez International, Class A	7,487	414
Monster Beverage (1)	2,800	163
Netflix (1)	210	56
NIKE, Class B	6,000	564
NVR (1)	80	297
O'Reilly Automotive (1)	300	120
Ollie's Bargain Outlet Holdings (1)	2,710	159
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $96
(1)(3)(4)	25,556	96
PepsiCo	5,493	753
Philip Morris International	5,973	454
Post Holdings (1)	1,500	159
Procter & Gamble	4,518	562
RealReal (1)	637	14
RH (1)	675	115
Ross Stores	3,130	344
Royal Caribbean Cruises	550	60
Sanderson Farms	1,600	242
Seaboard	30	131
Toast, Acquisition Date: 9/14/18 - 11/14/18, Cost $2 (1)(3)(4)	70	2
Tyson Foods, Class A	5,028	433
Ulta Beauty (1)	670	168
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL CONSUMER FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Vail Resorts	325	74
Wynn Resorts	1,500	163
Yum! Brands	1,800	204
		12,631
Convertible Preferred Stocks 0.3%
Allbirds, Series A, Acquisition Date: 10/10/18, Cost $3 (1)(3)(4)	62	3
Allbirds, Series B, Acquisition Date: 10/10/18, Cost $1 (1)(3)(4)	9	1
Allbirds, Series C, Acquisition Date: 10/9/18, Cost $6 (1)(3)(4)	103	6
Allbirds, Series Seed, Acquisition Date: 10/10/18, Cost $2
(1)(3)(4)	33	2
Rent the Runway, Series F, Acquisition Date: 3/21/19, Cost $27
(1)(3)(4)	1,205	27
Toast, Series B, Acquisition Date: 9/14/18, Cost $-- (1)(3)(4)	16	—
Toast, Series D, Acquisition Date: 6/27/18, Cost $19 (1)(3)(4)	1,126	31
		70
Total United States (Cost $10,045)		12,701

SHORT-TERM INVESTMENTS 3.1%
Money Market Funds 3.1%
T. Rowe Price Government Reserve Fund, 2.00% (5)(6)	683,795	684
Total Short-Term Investments (Cost $684)		684

SECURITIES LENDING COLLATERAL 1.3%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 1.3%
Short-Term Funds 1.3%
T. Rowe Price Short-Term Fund, 2.07% (5)(6)	29,029	290
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		290
Total Securities Lending Collateral (Cost $290)		290

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL CONSUMER FUND

$ Value
(Cost and value in $000s)

Total Investments in Securities 101.5%
(Cost $18,500)	$22,198

Other Assets Less Liabilities (1.5)%	(326)

Net Assets 100.0%	$21,872

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares/Par are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at September 30, 2019.
(3)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $218 and represents 1.0% of net assets.
(4)	Level 3 in fair value hierarchy.
(5)	Seven-day yield
(6)	Affiliated Companies
ADR	American Depositary Receipts
CNH	Offshore China Renminbi
HKD	Hong Kong Dollar
USD	U. S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL CONSUMER FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$10
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$10+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/18	Cost		Cost	9/30/19
T. Rowe Price Government
Reserve Fund	$871		¤	¤ $	684
T. Rowe Price Short-Term
Fund	85		¤	¤	290
					$974^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $10 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $974.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL CONSUMER FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Global Consumer Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such

T. ROWE PRICE GLOBAL CONSUMER FUND

security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can

T. ROWE PRICE GLOBAL CONSUMER FUND

be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs

The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$14,006$	6,998$	109$	21,113
Convertible Preferred Stocks	—	—	109	109
Fixed Income Securities[1]	—	2	—	2
Short-Term Investments	684	—	—	684
Securities Lending Collateral	290	—	—	290
Total	$14,980$	7,000$	218$	22,198

1 Includes Corporate Bonds.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2019, totaled less than $1,000 for the period ended September
30, 2019.

($000 s)

	Beginning			Ending
	Balance	Gain (Loss)	Total	Balance
	1/1/19	During Period	Purchases	9/30/19
Investment in Securities
Common Stocks	$13	$–	$96	$109
Convertible Preferred
Stocks	43	–	66	109

Total	$56	$–	$162	$218